RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of group payables with related parties) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Payable to related companies		$ 843	¥ 6,117	¥ 3,408
Payable to the Shareholder:		25,375	184,054	7,153
Lease liabilities to related parties		100	725	1,022
Feishang Enterprise [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[1],[2]	312	2,262	495
Guizhou Feishang Energy Co [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[1],[3]	110	800
Anka Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Payable to related companies	[4]	421	3,055	2,913
Lease liabilities to related parties	[4]	100	725	1,022
Feishang Group [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder:	[1],[5]	987	7,153	7,153
Feishang Group One [Member]
IfrsStatementLineItems [Line Items]
Payable to the Shareholder:	[1],[6]	$ 24,388	¥ 176,901

[1]	Feishang Enterprise, Feishang Group and Guizhou Feishang are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	The payable to Guizhou Feishang represents the net amount of advances from Guizhou Feishang. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[4]	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.
[5]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[6]	The payable to Feishang Group represents the net amount of acquisition of mining rights in Zimbabwe. For more details, please refer to Note 20 (b).